OTHER LIABILITIES - Classification (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounts payable and other liabilities [abstract]
Liabilities to be canceled within twelve months	$ 7,962,137	$ 8,800,905
Liabilities to be canceled after twelve months	4,034,844	3,153,535
Total other liabilities	$ 11,996,981	$ 11,954,440